Interest charges and related fees (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Interest charges and related fees

	2018	2017	2016
Subordinated loans	62	34	34
Trust pass-through securities	8	9	9
Borrowings	300	283	210
Other	136	108	95
Total	507	435	347

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees

	2018	2017
Subordinated borrowings	63	34

Borrowings	55	62

Other	-	4
Total	118	100